Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings
Schedule of components of borrowings

	December 31,	December 31,
	2022	2023
	RMB’000	RMB’000

Short-term bank loan	9,950	9,950
Total	9,950	9,950